Derivative Instruments and Hedging Activities (Outstanding Derivative Instruments) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019	Jun. 30, 2018	Mar. 29, 2018	Dec. 31, 2015
Sale of Derivative Instruments Interest Rate Swap										$ (60.0)
Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ (0.4)	$ 1.4	$ (0.4)	$ 1.4	$ 0.6	$ 1.4	$ 1.6	$ (0.3)	$ 1.6		$ 2.0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(0.1)	0.0	(0.9)	0.5	(0.1)	0.5	0.4
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	(0.2)		$ (0.2)		$ 0.7
Maximum Length of Time Hedged in Cash Flow Hedge			11 months		20 months
Forward Contract Power [Member]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax						0.0	(4.3)				$ 9.2
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax						11.9	15.7
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative, Notional Amount, Purchase (Sales), Net	140.0		$ 140.0		$ 140.0	200.0
Interest Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.0	$ (0.2)	$ (0.1)	$ (0.5)	$ (0.7)	$ (0.7)	$ (0.8)